UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	April 30
Date of reporting period:	April 30, 2024

Applied Finance Dividend Fund; Applied Finance Explorer Fund; Applied Finance Select Fund (collectively, “the Applied Finance Funds”)

ITEM 1.(a).  Reports to Stockholders.

ANNUAL REPORT

For the year ended April 30, 2024

APPLIED FINANCE FUNDS

Applied Finance Dividend Fund

Applied Finance Explorer Fund

Applied Finance Select Fund

ANNUAL REPORT

Applied Finance Dividend Fund

For the fiscal year ended April 30, 2024, the Applied Finance Dividend Fund’s (the “Fund”) Investor Class shares (AFALX) returned 13.29% and Institutional Class shares (AFAZX) returned 13.61%. In the same period, the Morningstar US Large-Mid Value Index1 returned 14.01%.

The Applied Finance Dividend Fund emphasizes the following core concepts:

1.Buying companies trading below our estimate of their intrinsic value,

2.Avoiding wealth destroying management teams,

3Investing across a broad range of economic sectors, and

4.Investing in companies that have a history of paying dividends.

For the fiscal year, the Fund’s modest underperformance relative to the Morningstar US Large-Mid Value Index was mostly driven by stock selection while sector allocation was mildly positive. Positive impact from sector allocation was notable in the following:

1.Overweight in Consumer Discretionary

2.Underweight in Consumer Staples

Stock selection was slightly negative during the fiscal year as strong contributions from Healthcare and Industrials were offset by detractions from Consumer Discretionary and Consumer Staples. The following positions had particularly big impacts on the overall Fund performance:

Good Performers

1.Eli Lily (LLY)

2.Eaton (ETN)

3.Marathon Petroleum (MPC)

4.Paccar (PCAR)

5.Merck (MRK)

Poor Performers

1.Walgreens Boots Alliance (WBA)

2.Whirlpool (WHR)

3.Accenture Plc (ACN)

4.Darden Restaurant (DRI)

5.State Street (STT)

1The Morningstar US Large-Mid Value Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap Value segment of US equity markets.

ANNUAL REPORT

Applied Finance Dividend Fund

Management’s Discussion of Fund Performance - continued

The Fund in the fiscal year made one change: Replacing Pfizer (PFE) with Abbvie (ABBV) in January 2024.

During the Fund’s recently completed fiscal year, investors’ full attention was focused on when the Fed will complete its historic rate hike campaign and when it will start its first rate cut. Despite the ongoing and rather exhausting debate and assessment of the US economic growth and inflation trajectories, investors have generally agreed the US was in a quasi ‘goldilocks’ environment with cooling inflation and resilient economic growth, accompanied by a historically low unemployment rate and increasing labor participation. The Fed completed its rate hike campaign in July 2023, but the expected timing for the first Fed rate cut has been postponed to late in calendar 2024, as inflation has proved to be stickier. Equity investors have generally embraced the economic reality that has yielded more growth and more inflation, which justified higher and longer interest rates. On the corporate front, supply chain constraints are largely gone, and commodity inflation has generally slowed though labor cost pressure remains relatively high. Consumers’ preference for experiences over products, their cautiousness towards discretionary spending, and their heightened focus on value and necessity have had a very notable impact on corporate operating results. Additionally, Artificial Intelligence (AI), the emerging technology with great promises and huge price tags, has injected a lot of energy to the technology sector and the overall economy, delivering early winners and losers in the stock market.

Entering the Fund’s new fiscal year, the US inflation appears to be stickier than previously expected and the Fed will likely delay its first rate cut until the end of calendar 2024. Corporate America remains healthy, though average US consumers seem quite fatigued about spending given inflation is still elevated and their excess savings are about to be depleted. Separately, the political theatre will become more active than usual very soon given a presidential election in November. While many of the fiscal and monetary policies implemented in 2020 to 2023 have been unprecedented and had complicated economic and social impacts on our society, the country and the economy have dealt with the 525 bps2 increase to the Fed Fund rate in the past 2 years extraordinarily well. However, we have yet to see the mid-long-term impact from higher interest rates on the federal government debt and the US fiscal health. During the Fund’s fiscal 2023, however, the US 10-year Treasury yield rose a notable 100 bps to approximately 4.5% and the US federal government will spend more on interest payments in the new fiscal year than its spending on defense.

2Basis point (bps) is a unit of measure for interest rates and other percentages in finance. One basis point is equivalent to 0.01% (1/100th of a percent).

Applied Finance Dividend Fund

Management’s Discussion of Fund Performance - continued

ANNUAL REPORT

As long only and long-term focused investors, we do our best to identify and own companies in the Fund that are capable of thriving amid disruptions through sustainable competitive advantages, a strong balance sheet, and attractive valuations relative to their sector peers. These core principles have served us well in the pandemic driven market dislocation and the post pandemic recovery, and they will serve us well in an economic environment with higher inflation. Most of the Fund companies have navigated unchartered waters better than their industry peers, have ample liquidity to survive a depressing revenue environment, and have enhanced their business models to achieve sustainable, higher profitability. This conviction in valuation aided by a deep understanding of companies’ businesses allows us to own the better companies in our universe and should help the Fund outperform in the future.

We thank you for placing your investments and confidence in our fund.

ANNUAL REPORT

Applied Finance Dividend Fund

COMPARISON OF $10,000 INVESTMENT IN APPLIED FINANCE DIVIDEND FUND INVESTOR CLASS SHARES VS. MORNINGSTAR US LARGE-MID VALUE INDEX (UNAUDITED)

$30
$25
$20
$15
$10
Thousands
$25,057
$23,234
04/30/14
04/30/15
04/30/16
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
04/30/23
04/30/24

Past performance is not predictive of future performance.

	Total Return One Year Ended 4/30/2024	Average Annual Return
		Five Years Ended 4/30/2024	Ten Years Ended 4/30/2024
Applied Finance Dividend Fund - Investor	13.29%	9.37%	9.62%
Applied Finance Dividend Fund - Institutional	13.61%	9.63%	9.89%
Morningstar US Large-Mid Value Index	14.01%	9.16%	8.80%

Returns shown assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

The Morningstar US Large-Mid Value Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap Value segment of U.S. equity markets.

See “Supplemental Information” that accompanies the Annual Report for additional information.

The gross expense ratio from the prospectus dated August 28, 2023 is 1.97% for the Investor Share Class and 1.59% for the Institutional Share Class.

See Notes to Financial Statements

ANNUAL REPORT

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Financials	21.57%
Health Care	15.91%
Industrials	11.71%
Consumer Discretionary	9.10%
Information Technology	9.06%
Utilities	7.80%
Consumer Staples	7.55%
Energy	6.72%
Communication Services	3.11%
Materials	2.75%
Real Estate	2.37%
Money Market Fund	2.10%
Total Investments	99.75%

Applied Finance Dividend Fund

Portfolio Compositionas of April 30, 2024 (unaudited)

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Dividend Fund

Schedule of InvestmentsApril 30, 2024

		Shares	Value
97.65%	COMMON STOCKS

3.11%	COMMUNICATION SERVICES
	Verizon Communications, Inc.	21,535	$850,417

9.10%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc.	4,472	686,049
	Hasbro, Inc.	11,454	702,130
	Home Depot, Inc.	2,112	705,873
	Whirlpool Corp.	4,183	396,799
			2,490,851

7.55%	CONSUMER STAPLES
	Target Corp.	5,181	834,037
	Unilever plc ADR	12,148	629,874
	Walgreens Boots Alliance, Inc.	34,011	603,015
			2,066,926

6.72%	ENERGY
	Chevron Corp.	4,976	802,480
	Marathon Petroleum Corp.	5,705	1,036,713
			1,839,193

21.57%	FINANCIALS
	Ameriprise Financial, Inc.	1,936	797,225
	Huntington Bancshares	53,311	718,099
	JPMorgan Chase & Co.	4,167	798,981
	The PNC Financial Services Group, Inc.	4,842	742,085
	Prudential Financial, Inc.	6,985	771,703
	State Street Corp.	9,297	673,940
	The Travelers Companies, Inc.	3,701	785,204
	Truist Financial Corp.	16,500	619,575
			5,906,812

15.91%	HEALTH CARE
	Abbott Laboratories	6,200	657,014
	AbbVie, Inc.	4,200	683,088
	Eli Lilly & Co.	1,232	962,315
	Johnson & Johnson	4,209	608,579
	Merck & Company, Inc.	6,019	777,775
	Novartis AG ADR	6,880	668,254
			4,357,025

Applied Finance Dividend Fund

Schedule of Investments - continuedApril 30, 2024

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Value
11.71%	INDUSTRIALS
	Eaton Corp. plc	2,776	$883,490
	Norfolk Southern Corp.	3,089	711,458
	PACCAR, Inc.	7,142	757,838
	RTX Corp.	8,394	852,159
			3,204,945

9.06%	INFORMATION TECHNOLOGY
	Accenture plc Class A	2,025	609,343
	Cisco Systems, Inc.	13,192	619,760
	Intel Corp.	16,209	493,888
	Microsoft Corp.	1,948	758,415
			2,481,406

2.75%	MATERIALS
	LyondellBasell Industries NV	7,543	754,074

2.37%	REAL ESTATE
	Omega Healthcare Investors, Inc.	21,355	649,406

7.80%	UTILITIES
	Public Service Enterprise Group, Inc.	11,615	802,364
	Sempra Energy	9,392	672,749
	UGI Corp.	25,800	659,448
			2,134,561

97.65%	TOTAL COMMON STOCKS		26,735,616
	(Cost: $26,058,852)

2.10%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 5.170%(A)	575,510	575,510
	(Cost: $575,510)

99.75%	TOTAL INVESTMENTS		27,311,126
	(Cost: $26,634,362)
0.25%	Other assets, net of liabilities		67,818
100.00%	NET ASSETS		$27,378,944

(A)Effective 7 day yield as of April 30, 2024

ADR - Security represented is held by the custodian in the form of American Despository Receipts.

ANNUAL REPORT

Applied Finance Explorer Fund

For the fiscal year ended April 30, 2024, the Applied Finance Explorer Fund (the “Fund”) Investor Class shares (AFDVX) returned 22.27% and the Fund’s Institutional Class shares (AFDZX) returned 22.57%. In the same period, the Morningstar US Small Cap Index1 returned 14.84%.

The Fund utilizes a systematic investment process that emphasizes the following core concepts:

1.Buying companies trading below our estimate of intrinsic value,

2.Avoiding wealth destroying management teams, and

3.Investing across a broad range of economic sectors.

For the fiscal year, the Fund’s outperformance benefited from stock selection in the following sectors:

1.Industrials

2.Financials

3.Energy

Conversely, the Fund had mildly poor performance in stock selection from the following sectors:

1.Information Technology

2.Communication Services

From an allocation perspective, the Fund saw mildly negative effects from sector selection. The Fund saw small benefits from being overweight in Energy and Financials, while it faced headwinds from being underweight in Industrials and Information Technology.

As the Fund invests its holdings in an approximately equal weighted basis within each sector, the weighting differences are relatively moderate across the Fund’s positions. However, we do have some stocks that have performed very well and poorly, which had relatively big impacts on the overall Fund performance. Those names are:

1The Morningstar US Small Cap Index measures the performance of US small-cap stocks. These stocks fall between the 90th and 97th percentile in market capitalization for the investable universe. In aggregate, the Small Cap Index represents 7 percent of the investable universe.

Applied Finance Explorer Fund

Management’s Discussion of Fund Performance - continued

ANNUAL REPORT

Good Performers

1.Warrior Met Coal Inc (HCC)

2.Builders FirstSource Inc (BLDR)

3.Medpace Holdings Inc (MEDP)

4.Victory Capital Holdings Inc (VCTR)

5.Jackson Financial Inc (JXN)

Poor Performers

1.Consensus Cloud Solutions Inc (CCSI)

2.Vir Biotechnology Inc (VIR)

3.AMN Healthcare Services Inc (AMN)

4.Premier Inc (PINC)

5.Zill Davis Inc (ZD)

During the Fund’s recently completed fiscal year, investors’ full attention was focused on when the Fed will complete its historic rate hike campaign and when it will start its first rate cut. Despite the ongoing and rather exhausting debate and assessment of the US economic growth and inflation trajectories, investors have generally agreed the US was in a quasi ‘goldilocks’ environment with cooling inflation and resilient economic growth, accompanied by a historically low unemployment rate and increasing labor participation. The Fed completed its rate hike campaign in July 2023, but the expected timing for the first Fed rate cut has been postponed to late in calendar 2024, as inflation has proved to be stickier. Equity investors have generally embraced the economic reality that has yielded more growth and more inflation, which justified higher and longer interest rates. On the corporate front, supply chain constraints are largely gone, and commodity inflation has generally slowed though labor cost pressure remains relatively high. Consumers’ preference for experiences over products, their cautiousness towards discretionary spending, and their heightened focus on value and necessity have had a very notable impact on corporate operating results. Additionally, Artificial Intelligence (AI), the emerging technology with great promises and huge price tags, has injected a lot of energy to the technology sector and the overall economy, delivering early winners and losers in the stock market.

ANNUAL REPORT

Applied Finance Explorer Fund

Management’s Discussion of Fund Performance - continued

Entering the Fund’s new fiscal year, the US inflation appears to be stickier than previously expected and the Fed will likely delay its first rate cut until the end of calendar 2024. Corporate America remains healthy, though average US consumers seem quite fatigued about spending given inflation is still elevated and their excess savings are about to be depleted. Separately, the political theatre will become more active than usual very soon given a presidential election in November. While many of the fiscal and monetary policies implemented in 2020 to 2023 have been unprecedented and had complicated economic and social impacts on our society, the country and the economy have dealt with the 525 bps2 increase to the Fed Fund rate in the past 2 years extraordinarily well. However, we have yet to see the mid-long-term impact from higher interest rates on the federal government debt and the US fiscal health. During the Fund’s fiscal 2023, however, the US 10-year Treasury yield rose a notable 100 bps to approximately 4.5% and the US federal government will spend more on interest payments in the new fiscal year than its spending on defense.

As long only and long-term focused investors, we do our best to identify and own companies in the Fund that are capable of thriving amid disruptions through sustainable competitive advantages, a strong balance sheet, and attractive valuations relative to their sector peers. These core principles have served us well in the pandemic driven market dislocation and the post pandemic recovery, and they will serve us well in an economic environment with higher inflation. Most of the Fund companies have navigated unchartered waters better than their industry peers, have ample liquidity to survive a depressing revenue environment, and have enhanced their business models to achieve sustainable, higher profitability. This conviction in valuation aided by a deep understanding of companies’ businesses allows us to own the better companies in our universe and should help the Fund outperform in the future.

We thank you for placing your investments and confidence in our fund.

2Basis point (bps) is a unit of measure for interest rates and other percentages in finance. One basis point is equivalent to 0.01% (1/100th of a percent).

ANNUAL REPORT

Applied Finance Explorer Fund

COMPARISON OF $10,000 INVESTMENT IN APPLIED FINANCE EXPLORER FUND INSTITUTIONAL CLASS SHARES VS. MORNINGSTAR US SMALL CAP INDEX (UNAUDITED)

$26
$24
$22
$20
$18
$16
$14
$12
$10
$8
Thousands
$24,255
$18,157
06/11/15
04/30/16
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
04/30/23
04/30/24

Past performance is not predictive of future performance.

Applied Finance Explorer Fund Institutional Class Shares

Morningstar US Small Cap Index

	Total Return One Year Ended 4/30/2024	Average Annual Return
		Five Years Ended 4/30/2024	Since Inception 6/11/15 to 4/30/24	Since Inception 6/30/15 to 4/30/24
Applied Finance Explorer Fund - Institutional	22.57%	14.63%	10.49%	N/A
Applied Finance Explorer Fund - Investor	22.27%	14.40%	N/A	10.43%
Morningstar US Small Cap Index	14.84%	6.70%	6.94%	7.20%

Returns shown assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(The comparative index is not adjusted to reflect expenses the the SEC requires to be reflected in the Fund’s performance.)

The Morningstar US Small Cap Index measures the performance of US small-cap stocks. These stocks fall between the 90th and 97th percentile in market capitalization of the investable universe. In aggregate, the Small Cap Index represents 7 percent of the investable universe.

See “Supplemental Information” that accompanies the Annual Report for additional information.

The gross expense ratio from the prospectus dated August 31, 2023 is 1.73% for the Investor Share Class and 1.41% for the Institutional Share Class.

ANNUAL REPORT

Applied Finance Explorer Fund

Portfolio Compositionas of April 30, 2024 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Financials	22.09%
Industrials	15.34%
Consumer Discretionary	12.08%
Health Care	11.94%
Energy	9.74%
Real Estate	7.43%
Information Technology	7.14%
Materials	4.79%
Communication Services	2.77%
Consumer Staples	2.36%
Utilities	2.25%
Money Market Fund	1.55%
Total Investments	99.48%

Applied Finance Explorer Fund

Schedule of InvestmentsApril 30, 2024

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Value
97.93%	COMMON STOCKS

2.77%	COMMUNICATION SERVICES
	John Wiley & Sons, Inc.	114,727	$4,310,293
	Scholastic Corp.	85,403	3,042,055
	Sinclair, Inc.	263,844	3,245,281
	Telephone and Data Systems	271,005	4,241,228
	Ziff Davis, Inc.(A)	66,216	3,318,084
			18,156,941

12.08%	CONSUMER DISCRETIONARY
	Asbury Automotive Group, Inc.(A)	20,002	4,205,220
	Bloomin’ Brands, Inc.	134,846	3,477,678
	Brinker International, Inc.(A)	92,622	4,964,539
	Caleres, Inc.	150,177	5,531,019
	Dream Finders Homes, Inc.(A)	137,094	4,866,837
	Frontdoor, Inc.(A)	107,117	3,287,421
	G-III Apparel Group Ltd.(A)	124,009	3,490,853
	Green Brick Partners, Inc.(A)	61,530	3,330,619
	Group 1 Automotive, Inc.	18,811	5,530,810
	M/I Homes, Inc.(A)	37,954	4,411,014
	Meritage Home Corp.	31,710	5,255,615
	Patrick Industries, Inc.	53,291	5,568,377
	Sonic Automotive, Inc. Class A	58,458	3,381,211
	Stride, Inc.(A)	65,731	4,387,544
	Taylor Morrison Home Corp.(A)	101,698	5,696,105
	Upbound Group, Inc.	138,491	4,294,606
	Vista Outdoor, Inc.(A)	129,070	4,529,066
	Winnebago Industries, Inc.	51,340	3,161,517
			79,370,051

2.36%	CONSUMER STAPLES
	The Anderson, Inc.	51,718	2,841,387
	BellRing Brands, Inc.(A)	73,628	4,062,057
	Performance Food Group Co.(A)	54,036	3,667,964
	Sprouts Farmers Market, Inc.(A)	74,492	4,918,707
			15,490,115

9.74%	ENERGY
	Antero Resources Corp.(A)	119,386	4,060,318
	Chord Energy Corp.	20,568	3,640,125
	Civitas Resources, Inc.	51,277	3,689,893
	Consol Energy, Inc.(A)	57,810	4,784,356

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Explorer Fund

Schedule of Investments - continuedApril 30, 2024

		Shares	Value
	Dorian LPG Ltd.	148,728	$6,145,441
	Equitrans Midstream Corp.	319,022	4,316,368
	International Seaways, Inc.	104,562	5,781,233
	Liberty Energy, Inc.	221,361	4,869,942
	Murphy Oil Corp.	81,026	3,617,001
	Par Pacific Holdings, Inc.(A)	120,059	3,697,817
	PBF Energy, Inc., Class A	92,928	4,950,275
	Permian Resources Corp.	249,244	4,174,837
	SM Energy Co.	92,920	4,505,691
	Weatherford International plc(A)	46,226	5,714,458
			63,947,755

22.09%	FINANCIALS
	Arbor Realty Trust, Inc.	365,186	4,685,336
	Axos Financial, Inc.(A)	92,930	4,703,187
	The Bancorp, Inc.(A)	130,115	3,895,643
	BGC Group, Inc.	705,241	5,522,037
	Cathay General Bancorp	109,681	3,777,414
	CNO Financial Group, Inc.	173,365	4,564,700
	Columbia Banking System, Inc.	264,906	4,982,882
	Customers Bancorp, Inc.(A)	112,865	5,154,545
	Donnelley Financial Solutions(A)	99,437	6,242,655
	Enact Holdings, Inc.	157,059	4,669,364
	Enova International, Inc.(A)	106,349	6,437,305
	Federated Hermes, Inc.	113,251	3,720,295
	Hancock Whitney Corp.	109,964	4,991,266
	Hope Bancorp, Inc.	427,315	4,281,696
	Jackson Financial, Inc.	97,861	6,685,864
	MFA Financial, Inc.	451,248	4,778,716
	Navient Corp.	280,385	4,211,383
	NMI Holdings, Inc. Class A(A)	164,065	5,063,046
	Pathward Financial, Inc.	100,511	5,062,739
	PennyMac Financial Services, Inc.	46,010	3,940,296
	PennyMac Mortgage Investment Trust	314,935	4,361,850
	PJT Partners, Inc.	45,000	4,252,050
	Preferred Bank	66,815	5,057,227
	Provident Financial Services, Inc.	275,798	4,048,715
	Radian Group, Inc.	192,787	5,758,548
	Rithm Capital Corp.	466,630	5,188,926
	SLM Corp.	266,388	5,644,762
	Stonex Group, Inc.(A)	74,968	5,442,677
	Victory Capital Holdings, Inc. Class A	157,591	8,015,078
			145,140,202

Applied Finance Explorer Fund

Schedule of Investments - continuedApril 30, 2024

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Value
11.94%	HEALTH CARE
	AMN Healthcare Services, Inc.(A)	70,422	$4,223,912
	Amphastar Pharmaceuticals, Inc.(A)	80,320	3,313,200
	ANI Pharmaceuticals, Inc.(A)	72,489	4,784,274
	Collegium Pharmaceutical, Inc.(A)	154,447	5,703,728
	The Ensign Group, Inc	48,565	5,748,153
	HealthEquity, Inc.(A)	59,654	4,707,297
	Innoviva, Inc.(A)	314,262	4,748,499
	Ironwood Pharmaceuticals, Inc.(A)	406,801	3,152,708
	Lantheus Holdings, Inc.(A)	57,852	3,849,472
	Medpace Holdings, Inc.(A)	17,367	6,744,474
	Merit Medical Systems, Inc.(A)	54,816	4,061,866
	Owens & Minor, Inc.(A)	191,224	4,730,882
	Patterson Companies, Inc.	141,562	3,605,584
	Prestige Consumer Healthcare, Inc.(A)	67,897	4,872,289
	Tenet Healthcare Corp.(A)	62,146	6,978,374
	United Therapeutics Corp.(A)	20,101	4,710,267
	Varex Imaging Corp.(A)	155,095	2,520,294
			78,455,273

15.34%	INDUSTRIALS
	American Woodmark Corp.(A)	50,204	4,622,784
	API Group Corp.(A)	136,954	5,282,316
	Atkore, Inc.	29,976	5,254,793
	Avis Budget Group, Inc.	18,389	1,755,230
	Beacon Roofing Supply, Inc.(A)	55,091	5,428,116
	Boise Cascade Co.	35,958	4,756,165
	Builders FirstSource, Inc.(A)	36,304	6,637,097
	Comfort Systems USA, Inc.	20,353	6,297,422
	CSG Systems International, Inc.	71,669	3,385,644
	Encore Wire Corp.	22,508	6,287,835
	First Advantage Corp.	221,903	3,617,019
	Genco Shipping and Trading Ltd.	201,281	4,295,337
	GMS, Inc.(A)	64,278	5,947,001
	H&E Equipment Services, Inc.	83,928	4,052,883
	Herc Holdings, Inc.	28,578	4,087,511
	Hillman Solutions Corp.(A)	342,571	3,274,979
	MAXIMUS, Inc.	49,570	3,979,480
	Sterling Infrastructure, Inc.(A)	58,205	5,913,628
	Terex Corp.	61,892	3,469,047
	UFP Industries, Inc.	37,037	4,174,070
	Verra Mobility Corp.(A)	187,084	4,411,441
	Wesco International, Inc.	24,924	3,807,141
			100,736,939

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Explorer Fund

Schedule of Investments - continuedApril 30, 2024

		Shares	Value
7.14%	INFORMATION TECHNOLOGY
	Adeia, Inc.	303,219	$2,983,675
	Consensus Cloud Solutions, Inc.(A)	130,594	1,520,114
	ePlus, Inc.(A)	63,281	4,865,043
	Insight Enterprises, Inc.(A)	29,802	5,440,951
	InterDigital, Inc.	35,854	3,539,865
	Netgear, Inc.(A)	155,217	2,294,107
	OSI Systems, Inc.(A)	35,534	4,670,589
	Plexus Corp.(A)	38,297	3,868,380
	Progress Software Corp.	75,201	3,746,514
	Sanmina Corp.(A)	56,796	3,445,813
	ScanSource, Inc.(A)	91,699	3,816,512
	Ultra Clean Holdings, Inc.(A)	96,222	4,024,966
	Xerox Holdings Corp.	203,215	2,700,727
			46,917,256

4.79%	MATERIALS
	Alpha Metallurgical Resources, Inc.(A)	19,572	6,402,393
	Commercial Metals Co.	103,351	5,554,083
	Element Solutions, Inc.	191,525	4,429,973
	Metallus, Inc.(A)	182,972	3,761,904
	Ryerson Holding Corp.	132,638	3,786,815
	Warrior Met Coal, Inc.	110,359	7,543,038
			31,478,206

7.43%	REAL ESTATE
	American Assets Trust, Inc.	184,855	3,946,654
	Armada Hoffler Properties, Inc.	280,399	2,949,797
	DiamondRock Hospitality Co.	521,376	4,640,246
	Douglas Emmett, Inc.	249,342	3,418,479
	Empire State Realty Trust	429,004	3,903,936
	Kite Realty Group Trust	191,136	4,166,765
	The Macerich Co.	348,254	4,791,975
	Newmark Group, Inc.	454,965	4,354,015
	Sabra Health Care REIT, Inc.	304,684	4,241,201
	Service Properties Trust	467,076	2,863,176
	SL Green Realty Corp.	79,359	3,954,459
	Tanger Factory Outlet Centers, Inc.	197,475	5,598,416
			48,829,119

Applied Finance Explorer Fund

Schedule of Investments - continuedApril 30, 2024

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Value
2.25%	UTILITIES
	Brookfield Infrastructure Corp.	69,973	$2,132,077
	Montauk Renewables, Inc.(A)	150,000	540,000
	New Jersey Resources Corp.	108,080	4,722,015
	Otter Tail Corp.	58,526	4,995,779
	PNM Resources, Inc.	64,991	2,408,566
			14,798,437

97.93%	TOTAL COMMON STOCKS		643,320,294
	(Cost: $553,697,541)

1.55%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 5.170%(B)	10,166,029	10,166,029
	(Cost: $10,166,029)

99.48%	TOTAL INVESTMENTS		653,486,323
	(Cost: $563,863,570)
0.52%	Other assets, net of liabilities		3,437,753
100.00%	NET ASSETS		$656,924,076

(A)Non-income producing

(B)Effective 7 day yield as of April 30, 2024

ANNUAL REPORT

Applied Finance Select Fund

From April 30, 2023 to the fiscal year end of April 30, 2024, the Applied Finance Select Fund’s (the “Fund”) Investor Class (AFVLX) and Institutional Class (AFVZX) shares returned 17.46% and 17.81%, respectively. For the same period, the Morningstar US Large-Mid Value Index1 returned 14.01%.

The Applied Finance Select Fund emphasizes the following core concepts:

1.Identify companies trading at a discount to our estimate of the company’s intrinsic value;

2.Identify companies trading at a discount to its sector peers;

3.Identify companies exhibiting superior quality traits as defined by our research team, such as good wealth creation track record, strong competitive advantage, low correlation with other Fund holdings.

4.Sector neutral and is rebalanced every quarter.

5.Targeting discretionary annual turnover below 20%.

For the fiscal year, the Fund’s outperformance relative to the Morningstar Large-Mid Value Index was mostly driven by sector allocation while stock selection was also positive. Positive impacts from sector allocation were notable in the following:

1.Overweight in InfoTech and Consumer Discretionary

2.Underweight in Consumer Staples

The Fund enjoyed strong stock selection in Industrials, Communication Services, and Healthcare, which was partially offset by negative stock selection impacts in Information Technology, Consumer Discretionary, and Consumer Staples.

Good Performers

1.United Rentals (URI)

2.Meta Platforms (META)

3.KLA Corp (KLAC)

4.Westinghouse Air Brake Technologies Corporation (WAB)

5.McKesson (MCK)

1The Morningstar US Large-Mid Value Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap Value segment of US equity markets.

Applied Finance Select Fund

Management’s Discussion of Fund Performance - continued

ANNUAL REPORT

Poor Performers

1.Aptiv (APTV)

2.Apple (AAPL)

3.LKQ Corp (LKQ)

4.Walgreens Boots Alliance (WBA)

5.HP Inc (HPQ)

The Fund in the fiscal year made one change: Replacing Pfizer (PFE) with Incyte (INCY) in January 2024.

During the Fund’s recently completed fiscal year, investors’ full attention was focused on when the Fed will complete its historic rate hike campaign and when it will start its first rate cut. Despite the ongoing and rather exhausting debate and assessment of the US economic growth and inflation trajectories, investors have generally agreed the US was in a quasi ‘goldilocks’ environment with cooling inflation and resilient economic growth, accompanied by a historically low unemployment rate and increasing labor participation. The Fed completed its rate hike campaign in July 2023, but the expected timing for the first Fed rate cut has been postponed to late in calendar 2024, as inflation has proved to be stickier. Equity investors have generally embraced the economic reality that has yielded more growth and more inflation, which justified higher and longer interest rates. On the corporate front, supply chain constraints are largely gone, and commodity inflation has generally slowed though labor cost pressure remains relatively high. Consumers’ preference for experiences over products, their cautiousness towards discretionary spending, and their heightened focus on value and necessity have had a very notable impact on corporate operating results. Additionally, Artificial Intelligence (AI), the emerging technology with great promises and huge price tags, has injected a lot of energy to the technology sector and the overall economy, delivering early winners and losers in the stock market.

Entering the Fund’s new fiscal year, the US inflation appears to be stickier than previously expected and the Fed will likely delay its first rate cut until the end of calendar 2024. Corporate America remains healthy, though average US consumers seem quite fatigued about spending given inflation is still elevated and their excess savings are about to be depleted. Separately, the political theatre will become more active than usual very soon given a presidential election in November. While many of the fiscal and monetary policies implemented in 2020 to 2023 have been unprecedented and had complicated economic and social impacts on our society, the country and the economy have dealt with

ANNUAL REPORT

Applied Finance Select Fund

Management’s Discussion of Fund Performance - continued

the 525 bps2 increase to the Fed Fund rate in the past 2 years extraordinarily well. However, we have yet to see the mid-long-term impact from higher interest rates on the federal government debt and the US fiscal health. During the Fund’s fiscal 2023, however, the US 10-year Treasury yield rose a notable 100 bps to approximately 4.5% and the US federal government will spend more on interest payments in the new fiscal year than its spending on defense.

As long only and long-term focused investors, we do our best to identify and own companies in the Fund that are capable of thriving amid disruptions through sustainable competitive advantages, a strong balance sheet, and attractive valuations relative to their sector peers. These core principles have served us well in the pandemic driven market dislocation and the post pandemic recovery, and they will serve us well in an economic environment with higher inflation. Most of the Fund companies have navigated unchartered waters better than their industry peers, have ample liquidity to survive a depressing revenue environment, and have enhanced their business models to achieve sustainable, higher profitability. This conviction in valuation aided by a deep understanding of companies’ businesses allows us to own the better companies in our universe and should help the Fund outperform in the future.

We thank you for placing your investments and confidence in our Fund.

2Basis point (bps) is a unit of measure for interest rates and other percentages in finance. One basis point is equivalent to 0.01% (1/100th of a percent).

ANNUAL REPORT

Applied Finance Select Fund

COMPARISON OF $10,000 INVESTMENT IN APPLIED FINANCE SELECT FUND INVESTOR CLASS SHARES VS. MORNINGSTAR US LARGE-MID VALUE INDEX (UNAUDITED)

$24
$22
$20
$18
$16
$14
$12
$10
Thousands
$23,356
$18,724
02/01/17
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
04/30/23
04/30/24

Past performance is not predictive of future performance.

	Total Return One Year Ended 4/30/2024	Average Annual Return
		Five Years Ended 4/30/2024	Since Inception 2/1/17 to 4/30/24	Since Inception 2/3/17 to 4/30/24
Applied Finance Select Fund - Investor	17.46%	12.16%	12.43%	N/A
Applied Finance Select Fund - Institutional	17.81%	12.44%	N/A	12.67%
Morningstar US Large-Mid Value Index	14.01%	9.16%	9.05%	8.88%

Performance figures assume the reinvestment of dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(The comparative index is not adjusted to reflect expenses the SEC requires to be reflected in the Fund’s performance.)

The Morningstar US Large-Mid Value Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap Value segment of U.S. equity markets.

See “Supplemental Information” that accompanies the Annual Report for additional information.

The gross expense ratio from the prospectus dated August 31, 2023 is 1.46% for the Investor Share Class and 1.15% for the Institutional Share Class.

ANNUAL REPORT

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Information Technology	24.59%
Financials	13.87%
Health Care	12.34%
Consumer Discretionary	10.07%
Communication Services	9.74%
Industrials	9.37%
Consumer Staples	6.63%
Energy	4.47%
Materials	2.15%
Utilities	2.11%
Real Estate	2.02%
Money Market Fund	2.38%
Total Investments	99.74%

Applied Finance Select Fund

Portfolio Compositionas of April 30, 2024 (unaudited)

Applied Finance Select Fund

Schedule of InvestmentsApril 30, 2024

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Value
97.36%	COMMON STOCKS

9.74%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	85,420	$13,904,668
	Meta Platforms, Inc.	33,745	14,516,087
	Verizon Communications, Inc.	325,007	12,834,527
	The Walt Disney Co.	124,502	13,832,172
			55,087,454

10.07%	CONSUMER DISCRETIONARY
	Aptiv plc(A)	158,438	11,249,098
	Darden Restaurants, Inc.	71,711	11,001,185
	DR Horton, Inc.	84,000	11,969,160
	LKQ Corp.	241,908	10,433,492
	Lowe’s Cos., Inc.	54,090	12,331,979
			56,984,914

6.63%	CONSUMER STAPLES
	Constellation Brands, Inc. - Class A	35,547	9,009,743
	Target Corp.	60,318	9,709,992
	Tyson Foods, Inc. - Class A	171,854	10,422,945
	Walgreens Boots Alliance, Inc.	473,023	8,386,698
			37,529,378

4.47%	ENERGY
	Chevron Corp.	50,445	8,135,265
	ConocoPhillips	64,103	8,052,619
	Valero Energy Corp.	56,908	9,097,882
			25,285,766

13.87%	FINANCIALS
	Ameriprise Financial, Inc.	26,114	10,753,484
	Bank of America Corp.	316,821	11,725,545
	Fiserv, Inc.(A)	74,093	11,311,778
	JPMorgan Chase & Co.	60,919	11,680,609
	Mastercard, Inc. - Class A	23,447	10,579,286
	MetLife, Inc.	155,562	11,057,347
	The Travelers Companies, Inc.	53,371	11,323,191
			78,431,240

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Select Fund

Schedule of Investments - continuedApril 30, 2024

		Shares	Value
12.34%	HEALTH CARE
	CVS Health Corp.	104,633	$7,084,700
	Danaher Corp.	36,103	8,903,722
	Incyte Corp.(A)	169,681	8,831,896
	McKesson Corp.	16,876	9,065,956
	Merck & Company, Inc.	72,352	9,349,326
	Regeneron Pharmaceuticals, Inc.(A)	9,628	8,575,275
	Stryker Corp.	28,614	9,628,611
	Thermo Fisher Scientific, Inc.	14,685	8,351,653
			69,791,139

9.37%	INDUSTRIALS
	Cummins, Inc.	34,588	9,770,764
	Quanta Services, Inc.	42,248	10,923,643
	Union Pacific Corp.	41,508	9,844,037
	United Rentals, Inc.	16,600	11,088,634
	Wabtec Corp.	70,500	11,356,140
			52,983,218

24.59%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	28,900	13,375,787
	Apple, Inc.	91,909	15,654,860
	Cisco Systems, Inc.	334,133	15,697,568
	HP, Inc.	526,645	14,793,458
	Intel Corp.	381,807	11,633,659
	International Business Machines Corp.	96,776	16,084,171
	KLA Corp.	26,208	18,064,912
	Microchip Technology, Inc.	195,987	18,026,884
	Roper Technologies, Inc.	30,803	15,754,502
			139,085,801

2.15%	MATERIALS
	Celanese Corp. - Class A	41,785	6,418,594
	CF Industries Holdings, Inc.	72,552	5,729,432
			12,148,026

2.02%	REAL ESTATE
	Host Hotels & Resorts, Inc.	605,966	11,434,578

Applied Finance Select Fund

Schedule of Investments - continuedApril 30, 2024

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Value
2.11%	UTILITIES
	DTE Energy Co.	49,702	$5,483,125
	Public Service Enterprise Group, Inc.	93,753	6,476,457
			11,959,582

97.36%	TOTAL COMMON STOCKS		550,721,096
	(Cost: $417,457,574)

2.38%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 5.170%(B)	13,486,329	13,486,329
	(Cost: $13,486,329)

99.74%	TOTAL INVESTMENTS		564,207,425
	(Cost: $430,943,903)
0.26%	Other assets, net of liabilities		1,459,955
100.00%	NET ASSETS		$565,667,380

(A)Non-income producing

(B)Effective 7 day yield as of April 30, 2024

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE FUNDS

Statements of Assets and Liabilities

	Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
ASSETS
Investments at value(1)	$27,311,126	$653,486,323	$564,207,425
Cash and cash equivalents	7,125	21,608	15,876
Receivable for capital stock sold	12,468	3,949,170	1,459,884
Dividends and interest receivable	65,397	403,625	536,169
Tax reclaims receivable	17,137	—	—
Prepaid expenses	22,700	77,850	52,437
TOTAL ASSETS	27,435,953	657,938,576	566,271,791

LIABILITIES
Payable for capital stock redeemed	11,502	515,809	316,863
Accrued investment advisory fees	11,648	354,680	222,465
Accrued 12b-1 fees	7,543	59,966	13,846
Accrued administrative, accounting and transfer agent fees	5,066	46,015	34,875
Accrued professional fees	20,000	—	—
Other accrued expenses	1,250	38,030	16,362
TOTAL LIABILITIES	57,009	1,014,500	604,411

NET ASSETS	$27,378,944	$656,924,076	$565,667,380
Net Assets Consist of:
Paid-in-capital	$25,566,405	$571,301,402	$419,273,530
Distributable earnings	1,812,539	85,622,674	146,393,850
Net Assets	$27,378,944	$656,924,076	$565,667,380

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$18,400,109	$480,381,061	$513,423,882
Investor Class	8,978,835	176,543,015	52,243,498
Total	$27,378,944	$656,924,076	$565,667,380
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)
Institutional Class	1,677,948	23,418,515	24,052,477
Investor Class	831,653	8,667,929	2,459,406
Total	2,509,601	32,086,444	26,511,883
Net Asset Value Per Share
Institutional Class	$10.97	$20.51	$21.35
Investor Class	10.80	20.37	21.24

(1) Identified cost of:	$26,634,362	$563,863,570	$430,943,903

APPLIED FINANCE FUNDS

April 30, 2024

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE FUNDS

Statements of Operations

APPLIED FINANCE FUNDS

For the year ended April 30, 2024

	Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
INVESTMENT INCOME
Dividends(1)	$902,530	$9,833,415	$9,921,965
Interest	6,958	923,114	780,633
Total investment income	909,488	10,756,529	10,702,598
EXPENSES
Investment advisory fees (Note 2)	239,888	5,576,852	4,569,869
Rule 12b-1 and servicing fees (Note 2)
Investor Class	21,114	370,088	103,143
Recordkeeping and fund administrative services (Note 2)	15,055	186,581	194,092
Accounting fees (Note 2)	6,844	122,798	129,003
Custody fees	4,465	32,889	34,150
Transfer agent fees (Note 2)	34,415	136,757	73,707
Professional fees	30,674	49,506	51,045
Filing and registration fees	52,008	104,241	98,082
Trustees fees	5,461	24,666	26,866
Compliance fees	5,194	11,566	12,065
Shareholder services and reports	8,253	57,092	49,813
Shareholder servicing (Note 2)
Institutional Class	9,497	230,122	404,797
Investor Class	18,995	213,156	61,914
Insurance	2,819	6,387	6,639
Other	10,275	42,870	30,619
Total expenses	464,957	7,165,571	5,845,804
Management fee waivers (Note 2)	(190,628)	(2,735,145)	(1,934,437)
Net expenses	274,329	4,430,426	3,911,367
Net investment income	635,159	6,326,103	6,791,231

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	760,522	(4,661,123)	9,639,809
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,906,162	90,760,618	65,164,078
Net realized and unrealized gain (loss) on investments and foreign currencies and related transactions	2,666,684	86,099,495	74,803,887
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,301,843	$92,425,598	$81,595,118

(1)Net of foreign tax withheld of:	$17,422	$16,777	$—

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE FUNDS

Statements of Changes in Net Assets

	Applied Finance Dividend Fund		Applied Finance Explorer Fund		Applied Finance Select Fund
	Year ended April 30,		Year ended April 30,		Year ended April 30,
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) NET ASSETS FROM

OPERATIONS
Net investment income	$635,159	$656,588	$6,326,103	$3,368,853	$6,791,231	$5,281,937
Net realized gain (loss) on investments and foreign currency transactions	760,522	(186,608)	(4,661,123)	(3,928,924)	9,639,809	5,039,347
Net increase (decrease) in unrealized appreciation (depreciation) of investments and options purchased	1,906,162	(739,960)	90,760,618	(14,175,068)	65,164,078	(4,878,381)
Increase (decrease) in net assets from operations	3,301,843	(269,980)	92,425,598	(14,735,139)	81,595,118	5,442,903

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(504,275)	(2,652,329)	(3,323,652)	(3,962,159)	(6,978,662)	(4,052,587)
Investor Class	(216,532)	(1,291,820)	(1,240,333)	(2,073,377)	(504,785)	(332,094)
Decrease in net assets from distributions	(720,807)	(3,944,149)	(4,563,985)	(6,035,536)	(7,483,447)	(4,384,681)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	730,660	1,046,322	208,402,860	146,269,204	137,448,276	158,222,729
Investor Class	982,284	2,180,217	66,318,133	77,818,957	25,504,360	14,245,721
Distributions reinvested
Institutional Class	478,259	2,532,989	2,053,367	2,624,031	4,339,371	2,649,085
Investor Class	211,923	1,267,620	1,085,977	1,858,601	426,199	272,679
Shares redeemed
Institutional Class(A)(C)	(2,909,993)	(6,555,048)	(42,760,945)	(45,746,080)	(111,740,836)	(59,670,307)
Investor Class(B)(C)	(1,971,525)	(3,102,232)	(42,576,862)	(39,978,310)	(12,302,561)	(10,522,969)
Increase (decrease) in net assets from capital stock transactions	(2,478,392)	(2,630,132)	192,522,530	142,846,403	43,674,809	105,196,938

NET ASSETS
Increase (decrease) during period	102,644	(6,844,261)	280,384,143	122,075,728	117,786,480	106,255,160
Beginning of period	27,276,300	34,120,561	376,539,933	254,464,205	447,880,900	341,625,740
End of period	$27,378,944	$27,276,300	$656,924,076	$376,539,933	$565,667,380	$447,880,900

(A)Includes redemption fees of:	$—	$142	$—	$13,948	$—	$35,098
(B)Includes redemption fees of:	$—	$1,063	$—	$34,135	$—	$1,532
(C)Redemption fees were eliminated effective January 12, 2023.

APPLIED FINANCE FUNDS

APPLIED FINANCE DIVIDEND FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

33

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE DIVIDEND FUND

Financial Highlights

	Institutional Class Shares
	Years ended April 30,
	2024	2023		2022	2021	2020
Net asset value, beginning of year	$9.93	$11.50		$16.79	$11.99	$14.22
Investment activities
Net investment income (loss)(1)	0.25	0.24		0.19	0.10	0.15
Net realized and unrealized gain (loss) on investments and options contracts purchased	1.09	(0.26)		0.36	6.11	(1.62)
Total from investment activities	1.34	(0.02)		0.55	6.21	(1.47)
Distributions
Net investment income	(0.30)	(0.25)		(0.08)	(0.13)	(0.02)
Net realized gain	—	(1.30)		(5.76)	(1.28)	(0.74)
Total distributions	(0.30)	(1.55)		(5.84)	(1.41)	(0.76)
Paid-in capital from redemption fees(3)	—	—	(2)	— (2)	— (2)	—	(2)
Net asset value, end of year	$10.97	$9.93		$11.50	$16.79	$11.99
Total Return	13.61%	0.15%		2.05%	53.94%	(11.38%)
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.61%	1.64	%(4)	1.41%	1.52%	1.44	%(4)
Expenses, net of management fee waivers and reimbursements	0.95%	1.01	%(5)	0.95%	0.95%	0.96	%(5)
Net investment income (loss)	2.46%	2.29%		1.34%	0.70%	1.07%
Portfolio turnover rate	7.36%	14.85%		81.95%	14.95%	29.91%
Net assets, end of year (000’s)	$18,400	$18,319		$24,173	$39,543	$28,082

(1) Per share amounts calculated using the average number of shares outstanding throughout each year.

(2) Less than $0.005 per share.

(3) Redemption fees were eliminated effective January 12, 2023.

(4) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.58% and 1.43%, for the years ended April 30, 2023 and April 30, 2020, respectively.

(5) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.95% for the years ended April 30, 2023 and April 30, 2020, respectively.

APPLIED FINANCE DIVIDEND FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

35

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE DIVIDEND FUND

Financial Highlights

	Investor Class Shares
	Years ended April 30,
	2024	2023		2022	2021	2020
Net asset value, beginning of year	$9.79	$11.31		$16.61	$11.94	$14.17
Investment activities
Net investment income (loss)(1)	0.23	0.21		0.16	0.06	0.12
Net realized and unrealized gain (loss) on investments and options contracts purchased	1.06	(0.25)		0.35	6.06	(1.61)
Total from investment activities	1.29	(0.04)		0.51	6.12	(1.49)
Distributions
Net investment income	(0.28)	(0.18)		(0.05)	(0.17)	—
Net realized gain	—	(1.30)		(5.76)	(1.28)	(0.74)
Total distributions	(0.28)	(1.48)		(5.81)	(1.45)	(0.74)
Paid-in capital from redemption fees(3)	—	—	(2)	— (2)	— (2)	—	(2)
Net asset value, end of year	$10.80	$9.79		$11.31	$16.61	$11.94
Total Return	13.29%	(0.03%)		1.80%	53.41%	(11.54%)
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	2.03%	2.03	%(4)	1.80%	1.88%	1.79	%(4)
Expenses, net of management fee waivers and reimbursements	1.20%	1.27	%(5)	1.20%	1.20%	1.21	%(5)
Net investment income (loss)	2.21%	2.01%		1.13%	0.45%	0.85%
Portfolio turnover rate	7.36%	14.85%		81.95%	14.95%	29.91%
Net assets, end of year (000’s)	$8,979	$8,957		$9,948	$12,742	$9,301

(1) Per share amounts calculated using the average number of shares outstanding throughout each year.

(2) Less than $0.005 per share.

(3) Redemption fees were eliminated effective January 12, 2023.

(4) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.96% and 1.78%, for the years ended April 30, 2023 and April 30, 2020, respectively.

(5) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.20% for the years ended April 30, 2023 and April 30, 2020, respectively.

APPLIED FINANCE EXPLORER FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

37

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE EXPLORER FUND

Financial Highlights

	Institutional Class Shares
	Years ended April 30,
	2024	2023	2022	2021		2020
Net asset value, beginning of year	$16.89	$17.93	$17.31	$9.09		$10.89
Investment activities
Net investment income (loss)(1)	0.26	0.20	0.08	0.02		0.09
Net realized and unrealized gain (loss) on investments	3.55	(0.92)	0.70	8.26		(1.81)
Total from investment activities	3.81	(0.72)	0.78	8.28		(1.72)
Distributions
Net investment income	(0.19)	(0.13)	(0.04)	(0.06)		(0.09)
Net realized gain	—	(0.19)	(0.12)	—		—
Total distributions	(0.19)	(0.32)	(0.16)	(0.06)		(0.09)
Paid-in capital from redemption fees(3)	—	— (2)	— (2)	—	(2)	0.01
Net asset value, end of year	$20.51	$16.89	$17.93	$17.31		$9.09
Total Return	22.57%	(3.97%)	4.50%	91.26%		(15.88%)
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.37%	1.41%	1.45%	1.61	%(4)	1.90%
Expenses, net of management fee waivers and reimbursements	0.83%	0.83%	0.83%	0.86	%(5)	0.83%
Net investment income (loss)	1.37%	1.14%	0.45%	0.15%		0.82%
Portfolio turnover rate	32.00%	29.88%	31.62%	42.02%		228.89%
Net assets, end of year (000’s)	$480,381	$251,913	$161,652	$79,647		$13,360

(1) Per share amounts calculated using the average number of shares outstanding throughout each year.

(2) Less than $0.005 per share.

(3) Redemption fees were eliminated effective January 12, 2023.

(4) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.45% for the year ended April 30, 2021.

(5) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.83% for the year ended April 30, 2021.

APPLIED FINANCE EXPLORER FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

39

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE EXPLORER FUND

Financial Highlights

	Investor Class Shares
	Years ended April 30,
	2024	2023	2022	2021		2020
Net asset value, beginning of year	$16.79	$17.82	$17.19	$9.02		$10.80
Investment activities
Net investment income (loss)(1)	0.21	0.15	0.04	(0.02)		0.07
Net realized and unrealized gain (loss) on investments	3.53	(0.90)	0.68	8.19		(1.80)
Total from investment activities	3.74	(0.75)	0.72	8.17		(1.73)
Distributions
Net investment income	(0.16)	(0.10)	(0.01)	(0.02)		—
Net realized gain	—	(0.19)	(0.12)	—		(0.05)
Total distributions	(0.16)	(0.29)	(0.13)	(0.02)		(0.05)
Paid-in capital from redemption fees(3)	—	0.01	0.04	0.02		— (2)
Net asset value, end of year	$20.37	$16.79	$17.82	$17.19		$9.02
Total Return	22.27%	(4.13%)	4.40%	90.87%		(16.10%)
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.69%	1.73%	1.76%	1.96	%(4)	2.34%
Expenses, net of management fee waivers and reimbursements	1.08%	1.08%	1.08%	1.11	%(5)	1.08%
Net investment income (loss)	1.13%	0.89%	0.20%	(0.13%)		0.64%
Portfolio turnover rate	32.00%	29.88%	31.62%	42.02%		228.89%
Net assets, end of year (000’s)	$176,543	$124,627	$92,813	$40,114		$3,491

(1) Per share amounts calculated using the average number of shares outstanding throughout each year.

(2) Less than $0.005 per share.

(3) Redemption fees were eliminated effective January 12, 2023.

(4) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.93% for the year ended April 30, 2021.

(5) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.08% for the year ended April 30, 2021.

APPLIED FINANCE SELECT FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

41

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE SELECT FUND

Financial Highlights

	Institutional Class Shares
	Years ended April 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$18.39	$18.50	$18.62	$12.11	$12.77
Investment activities
Net investment income (loss)(1)	0.27	0.26	0.18	0.15	0.16
Net realized and unrealized gain (loss) on investments	2.99	(0.16)	0.17	6.56	(0.70)
Total from investment activities	3.26	0.10	0.35	6.71	(0.54)
Distributions
Net investment income	(0.23)	(0.05)	(0.16)	(0.14)	(0.12)
Net realized gain	(0.07)	(0.16)	(0.31)	(0.06)	— (2)
Total distributions	(0.30)	(0.21)	(0.47)	(0.20)	(0.12)
Paid-in capital from redemption fees(3)	—	— (2)	— (2)	— (2)	— (2)
Net asset value, end of year	$21.35	$18.39	$18.50	$18.62	$12.11
Total Return	17.81%	0.60%	1.82%	55.70%	(4.34%)
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.13%	1.15%	1.16%	1.23%	1.27%
Expenses, net of management fee waivers and reimbursements	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	1.36%	1.44%	0.95%	0.97%	1.27%
Portfolio turnover rate	6.99%	11.26%	8.26%	13.89%	9.66%
Net assets, end of year (000’s)	$513,424	$415,019	$312,612	$252,690	$126,669

(1) Per share amounts calculated using the average number of shares outstanding throughout each year.

(2) Less than $0.005 per share.

(3) Redemption fees were eliminated effective January 12,2023.

APPLIED FINANCE SELECT FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

43

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE SELECT FUND

Financial Highlights

	Investor Class Shares
	Years ended April 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$18.30	$18.42	$18.54	$12.07	$12.73
Investment activities
Net investment income (loss)(1)	0.22	0.21	0.13	0.11	0.13
Net realized and unrealized gain (loss) on investments	2.97	(0.15)	0.16	6.53	(0.70)
Total from investment activities	3.19	0.06	0.29	6.64	(0.57)
Distributions
Net investment income	(0.18)	(0.02)	(0.11)	(0.11)	(0.09)
Net realized gain	(0.07)	(0.16)	(0.31)	(0.06)	— (2)
Total distributions	(0.25)	(0.18)	(0.42)	(0.17)	(0.09)
Paid-in capital from redemption fees(3)	—	— (2)	0.01	— (2)	— (2)
Net asset value, end of year	$21.24	$18.30	$18.42	$18.54	$12.07
Total Return	17.46%	0.37%	1.55%	55.30%	(4.54%)
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.44%	1.46%	1.48%	1.57%	1.66%
Expenses, net of management fee waivers and reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.09%	1.20%	0.69%	0.71%	1.03%
Portfolio turnover rate	6.99%	11.26%	8.26%	13.89%	9.66%
Net assets, end of year (000’s)	$52,243	$32,862	$29,014	$21,060	$8,877

(1) Per share amounts calculated using the average number of shares outstanding throughout each year.

(2) Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12,2023.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial StatementsApril 30, 2024

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Dividend Fund (previously, the Applied Finance Core Fund), the Applied Finance Explorer Fund, and the Applied Finance Select Fund (each “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Applied Finance Dividend Fund was established in December 2005 as a series of Unified Series Trust (“UST”). On May 8, 2015, the Applied Finance Dividend Fund (“Dividend Fund”) was reorganized from UST into the Trust. On September 15, 2017, the Retail Class shares of the Dividend Fund was reorganized into Investor shares. The Applied Finance Explorer Fund (“Explorer Fund”) commenced operations for Institutional shares on June 11, 2015 and on June 30, 2015 for Investor shares. The Applied Finance Select Fund (“Select Fund”) commenced operations for Institutional shares on February 3, 2017 and February 1, 2017 for Investor shares.

The investment objective of the Dividend, Explorer and Select Funds is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last reported bid price on the valuation date. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation or if there is no reported sale, at the last reported bid price. Securities for which market quotations are

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2024

not readily available are valued as determined in good faith by the Valuation Designee under procedures set by the Board. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Funds are aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by Valuation Designee under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Applied Finance Advisors, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not reflect the for a security.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2024

used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of April 30, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Dividend Fund
Common Stocks	$26,735,616	$—	$—	$26,735,616
Money Market Fund	575,510	—	—	575,510
	$27,311,126	$—	$—	$27,311,126

Explorer Fund
Common Stocks	$643,320,294	$—	$—	$643,320,294
Money Market Fund	10,166,029	—	—	10,166,029
	$653,486,323	$—	$—	$653,486,323

Select Fund
Common Stocks	$550,721,096	$—	$—	$550,721,096
Money Market Fund	13,486,329	—	—	13,486,329
	$564,207,425	$—	$—	$564,207,425

Refer to the Funds’ Schedules of Investments for a listing of the securities by type and sector.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2024

The Funds held no Level 3 securities at any time during the year ended April 30, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Funds’ tax positions for each of the open tax years (2021-2023) for Dividend Fund, Explorer Fund and Select Fund, and the Funds’ tax positions expected to be taken in the Funds’ 2024 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2024

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended April 30, 2024, such reclassifications were due primarily to the utilization of earnings and profits distributed to shareholders on redemption of fund shares.

Fund	Paid-in capital	Distributable earnings
Dividend fund	$44	$(44)
Explorer fund	(2,595)	2,595
Select fund	6,056,476	(6,056,476)

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing plans, administrative services plans, and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer two classes of shares: Institutional Class and Investor Class shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees, and shareholder servicing. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Prior to January 12, 2023, the Funds’ share classes included a redemption fee of 2% on the proceeds of shares redeemed within 60 days of purchase. Redemption fees were eliminated effective January 12, 2023.

NOTE 2 –INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment services for an annual fee on the daily net assets of the Funds.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2024

The Advisor earned and waived fees for the year ended April 30, 2024, for the Funds as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived
Dividend	0.90%	$239,888	$190,628
Explorer	1.14%	5,576,852	2,735,145
Select	0.90%	4,569,869	1,934,437

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses for each Fund (exclusive of interest, expenses incurred under a plan or distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95%, 0.83%, and 0.75% of the average daily net assets of the Dividend Fund, Explorer Fund and Select Fund, respectively. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the respective fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the respective Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap may not be terminated prior to September 1, 2024 unless mutually agreed to in writing by the parties.

The total amounts of recoverable reimbursements for the Funds as of April 30, 2024, and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2025	2026	2027	Total
Dividend	$225,628	$201,128	$190,628	$617,384
Explorer	1,191,063	1,940,470	2,735,145	5,866,678
Select	1,302,098	1,502,981	1,934,437	4,739,516

The Funds have adopted a Distribution Plan with respect to Investor Class shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Funds may finance certain activities or expenses that are primarily intended to result in the sale of each Fund’s shares (this compensation is commonly referred to as “12b-1 fees”). The Distribution Plan provides that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class shares for activities primarily intended to result in

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2024

the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund’s shares. Because the 12b-1 fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Institutional Class shares are sold without the imposition of 12b-1 fees.

Each of the Funds has adopted a shareholder services plan with respect to its Investor and Institutional Class shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the year ended April 30, 2024, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Dividend	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	$21,114 18,995 9,497
Explorer	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	370,088 213,156 230,122
Select	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	103,143 61,914 404,797

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent, and accounting agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2024

services. Fees to CFS are computed daily and paid monthly. For the year ended April 30, 2024, the following fees were paid by the Funds to CFS:

Fund	Administration	Transfer Agent	Accounting
Dividend	$14,686	$34,296	$6,329
Explorer	180,110	134,954	113,756
Select	187,165	71,648	119,333

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended April 30, 2024, were as follows:

Fund	Purchases	Sales
Dividend	$1,948,973	$5,019,317
Explorer	355,910,897	151,636,407
Select	83,769,264	34,401,791

NOTE 4 –DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2024

The tax character of distributions paid during the years ended April 30, 2024 and 2023 were as follows:

Dividend Fund
	Year ended April 30, 2024	Year ended April 30, 2023
Distributions paid from:
Ordinary income	$720,807	$1,334,384
Accumulated net realized gain on investments	—	2,609,765
	$720,807	$3,944,149

Explorer Fund
	Year ended April 30, 2024	Year ended April 30, 2023
Distributions paid from:
Ordinary income	$4,423,338	$4,100,977
Accumulated net realized gain on investments	140,647	1,934,559
	$4,563,985	$6,035,536

Select Fund
	Year ended April 30, 2024	Year ended April 30, 2023
Distributions paid from:
Ordinary income	$5,736,241	$1,250,690
Accumulated net realized gain on investments	1,747,206	3,133,991
	$7,483,447	$4,384,681

As of April 30, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Dividend Fund	Explorer Fund	Select Fund
Accumulated net investment income (loss)	$570,940	$4,757,796	$4,573,188
Accumulated net realized gain on investments	581,979	—	8,618,995
Other losses	—	(8,693,288)	—
Net unrealized appreciation (depreciation) of investments	659,620	89,558,166	133,201,667
	$1,812,539	$85,622,674	$146,393,850

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2024

For tax purposes, the Explorer Fund had a current year post October capital loss of $4,296,841. This loss will be recognized on the first business day of the Explorer Fund’s fiscal year, May 1, 2024. As of April 30, 2024, the Explorer Fund had a capital loss carryforward of $4,396,447, of which $2,927,465 is considered short term and $1,468,982 is considered long term. This loss may be carried forward indefinitely. During the year ended April 30, 2024, the Dividend Fund utilized capital loss carryforwards of $178,543 to reduce its distributable earnings for tax purposes.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Dividend	$26,651,506	$4,346,944	$(3,687,324)	$659,620
Explorer	563,928,157	122,262,272	(32,704,106)	89,588,166
Select	431,005,758	156,932,562	(23,730,895)	133,201,667

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Shares of beneficial interest transactions for the Funds were:

Dividend Fund
	Year ended April 30, 2024
	Institutional Class Shares	Investor Class Shares
Shares sold	68,301	91,650
Shares reinvested	45,986	20,675
Shares redeemed	(281,371)	(195,969)
Net increase (decrease)	(167,084)	(83,644)

Dividend Fund
	Year ended April 30, 2023
	Institutional Class Shares	Investor Class Shares
Shares sold	101,380	198,010
Shares reinvested	260,863	132,320
Shares redeemed	(619,791)	(294,532)
Net increase (decrease)	(257,548)	35,798

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2024

Explorer Fund
	Year ended April 30, 2024
	Institutional Class Shares	Investor Class Shares
Shares sold	10,662,717	3,491,075
Shares reinvested	102,565	54,599
Shares redeemed	(2,258,159)	(2,299,985)
Net increase (decrease)	8,507,123	1,245,689

Explorer Fund
	Year ended April 30, 2023
	Institutional Class Shares	Investor Class Shares
Shares sold	8,401,462	4,431,531
Shares reinvested	157,600	112,234
Shares redeemed	(2,665,889)	(2,329,053)
Net increase (decrease)	5,893,173	2,214,712

Select Fund
	Year ended April 30, 2024
	Institutional Class Shares	Investor Class Shares
Shares sold	6,849,473	1,269,620
Shares reinvested	211,162	20,821
Shares redeemed	(5,575,685)	(627,102)
Net increase (decrease)	1,484,950	663,339

Select Fund
	Year ended April 30, 2023
	Institutional Class Shares	Investor Class Shares
Shares sold	8,847,216	795,777
Shares reinvested	151,550	15,662
Shares redeemed	(3,328,190)	(590,280)
Net increase (decrease)	5,670,576	221,159

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2024

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Funds and increase the volatility of the Funds’ NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of April 30, 2024, 21.57% and 15.91% of the value of the net assets of the Dividend Fund were invested in securities within the Financials and Health Care sectors, respectively; 22.09% and 15.34% of the value of the net assets of the Explorer Fund were invested in securities within the Financials and Industrials sectors, respectively; and 24.59% of the value of the net assets of the Select Fund were invested in securities within the Information Technology sector.

NOTE 7 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of their portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objective. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items that require disclosure.

ANNUAL REPORT

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the
Applied Finance Funds and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Applied Finance Dividend Fund, Applied Finance Explorer Fund and Applied Finance Select Fund (the “Funds”), each a series of The World Funds Trust (the “Trust”), including the schedules of investments, as of April 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of April 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

ANNUAL REPORT

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
June 25, 2024

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
David J. Urban (69) Trustee	Indefinite, Since June 2010	Dean Emeritus (since 2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University.	22	Independent Trustee for the forty-eight series of the ETF Opportunities Trust (a registered investment company).
Mary Lou H. Ivey (66) Trustee	Indefinite, Since June 2010	Senior Vice President for Finance, Episcopal Church Building Fund (national non profit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C. (accounting firm), 2008-2021.	22	Independent Trustee for the forty-eight series of the ETF Opportunities Trust (a registered investment company).
Theo H. Pitt, Jr. (88) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	22

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment; Starboard Investment Trust for the ten series of that trust; and ETF Opportunities Trust for the forty-eight series of that Trust (all registered investment companies).

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (60) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 to present.
Karen M. Shupe (60) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (69) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (55) Secretary	Indefinite, Since November 2013	Attorney, Practus, LLP (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (61) Assistant Secretary	Indefinite, Since November 2022	Attorney, Practus LLP (law firm), 2020 to present; Senior Vice President and Associate General Counsel, The TCW Group, Inc. (investment management firm), 2017 to 2019.
Gino E. Malaspina (56) Assistant Secretary	Indefinite, Since November 2022

Attorney, Practus LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (62) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Laura B. Wright (52) Assistant Secretary	Indefinite, Since May 2022	Manager, Fund Administration, Commonwealth Fund Services, Inc., August 2023 to present, Fund Administrator, Commonwealth Fund Services, Inc., 2016 to 2023.
Julian G. Winters (55) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting firm) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on February 21-22, 2024 (the “Meeting”), the Board of Trustees of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement between the Trust and Applied Finance on behalf of the Applied Finance Funds (the “AF Advisory Agreement”). Counsel to the Trust reviewed a memorandum discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the AF Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Applied Finance; (ii) the investment performance of the Applied Finance Funds; (iii) the costs of the services provided and profits realized by Applied Finance from its relationship with the Applied Finance Funds; (iv) the extent to which economies of scale would be realized if the Applied Finance Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Applied Finance Funds’ investors; and (v) Applied Finance’s practices regarding possible conflicts of interest and benefits derived by Applied Finance.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Applied Finance Funds, including information presented to the Board in Applied Finance’s presentation earlier in the Meeting, as well as prior presentations by Applied Finance’s staff and Trust management at other meetings of the Board. The Board requested and

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

was provided with information and reports relevant to the approval of the continuation of the AF Advisory Agreement, including: (i) reports regarding the services provided to the Applied Finance Funds and their shareholders by Applied Finance; (ii) quarterly assessments of the investment performance of the Applied Finance Funds from Applied Finance; (iii) periodic commentary on the reasons for the performance; (iv) presentations by Applied Finance’s management addressing the investment strategy, personnel and operations utilized in managing the Applied Finance Funds; (v) compliance reports concerning the Applied Finance Funds and Applied Finance; (vi) disclosure information contained in the Applied Finance Funds’ registration statement and the Form ADV of Applied Finance; and (vii) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the AF Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Applied Finance, including financial information, a description of personnel and the services provided to the Applied Finance Funds, information on investment advice, performance, summaries of the Applied Finance Funds’ expenses, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Applied Finance Funds; and (iii) benefits realized by Applied Finance from its relationship with the Applied Finance Funds. It was noted that Applied Finance is a privately held company and typically does not provide its financial information, although it made such information available to the Board for purposes of its consideration of whether to approve the AF Advisory Agreement. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the continuation of the AF Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the AF Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by Applied Finance.

In this regard, the Board considered the responsibilities Applied Finance has under the AF Advisory Agreement for each Applied Finance Fund. The Board reviewed the services provided by Applied Finance to the Applied Finance Funds including, without limitation: Applied Finance’s investment strategies and techniques used in managing the Applied Finance Funds; the investment

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

decision-making process and sources of information relied upon by Applied Finance in providing portfolio management services to the Applied Finance Funds; and its efforts to promote the Applied Finance Funds, grow assets, and assist in the distribution of Applied Finance Funds’ shares. The Board considered: Applied Finance’s staffing, personnel, and methods of operating; the education and experience of Applied Finance’s personnel; and Applied Finance’s compliance program, policies, and procedures. After reviewing the foregoing and further information from Applied Finance, the Board concluded that the nature, extent, and quality of the services provided by Applied Finance were satisfactory and adequate for the Applied Finance Funds.

(2)Investment performance of the Applied Finance Funds and Applied Finance.

In this regard, the Board noted that Applied Finance does not have any clients other than the Applied Finance Funds and an exchange-traded fund (the “Applied Finance ETF”), and has no present plans to expand its business beyond advising investment companies. As such, no performance as to separate accounts comparable to the Applied Finance Funds existed. The Trustees acknowledged Applied Finance’s representation that, although the Applied Finance Funds and the Applied Finance ETF have the same investment objective, they employ very different investment strategies to achieve that objective and that the performance of the Applied Finance ETF therefore was not, in the view of Applied Finance, relevant.

For the Applied Finance Dividend Fund, the Board noted that peers were selected by Broadridge from the Morningstar Large Value Category and included funds with average net assets between $5 million to $200 million. The Board noted that while the Applied Finance Dividend Fund underperformed its category group median, and its benchmark index for the one-year and three-year period ended December 31, 2023, the Fund outperformed its category median, peer group median and benchmark index for the five-year and ten-year periods so ended. The Board also noted that the Applied Finance Dividend Fund’s one-year, three-year and five-year returns ranked in the second quartile, while the Fund’s ten-year return ranked in the first quartile for its peer group, each for the period ended December 31, 2023. The Applied Finance Dividend Fund’s one-year and three-year returns ranked in the third quartile for its category while its five year return ranked in the second quartile for its category and its ten-year return ranked in the first quartile for its category, each for periods ended December 31, 2023.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

For the Applied Finance Explorer Fund, the Board noted that its peers were selected from the Morningstar Small Value Category and included funds having average net assets between $150 million and $1 billion. The Applied Finance Explorer Fund outperformed its peer group median, category median and its benchmark index for the one-year, three-year and five-year periods ended December 31, 2023. The Board also noted that the Applied Finance Explorer Fund’s one-year, three- and five-year returns ranked in the top quartile of its peer group and category for periods ended December 31, 2023.

For the Applied Finance Select Fund, the Board noted that the peers were selected from the Morningstar Large Value Category and included funds that have net assets between $250 million and $1 billion. The Board noted that that for the one-year and five-year periods ended December 31, 2023, the Applied Finance Select Fund outperformed its peer group median, category median and benchmark index. For the three-year period ended December 31, 2023, the Applied Finance Select Fund outperformed its peer group and category median while underperforming its benchmark index. The Board also noted that the Applied Finance Select Fund’s one-year and five-year returns ranked in the first quartile of its peer group and its category, each for periods ended December 31, 2023. The Fund’s three-year period return ranked in the second quartile of its peer group and category, for the period ended December 31, 2023. Based on the foregoing, the Board concluded that the investment performance for the Applied Finance Funds was satisfactory.

(3)The costs of the services provided and profits realized by Applied Finance from the relationship with the Applied Finance Funds.

In this regard, the Board considered Applied Finance’s staffing, personnel, and methods of operating; the financial condition of Applied Finance; the current asset levels of the Applied Finance Funds and expectations for growth in Fund assets over the next year; the advisory fee and overall expenses of the Applied Finance Funds and the nature and frequency of advisory fee payments; and certain contractual fee limitation arrangements that Applied Finance has in place for the Applied Finance Funds. The Board noted that information was provided demonstrating that the Applied Finance Explorer Fund and the Applied Finance Select Fund are profitable to Applied Finance during the most recent year although the Applied Finance Dividend Fund was not profitable to Applied Finance during the most recent year. The Board considered the fees and expenses of each of the Applied Finance Funds (including the advisory fee) relative to each Applied Finance Fund’s Morningstar peer group and category. The Board noted that the Applied Finance Dividend Fund’s gross and net expenses and gross advisory fee are higher than its peer group and category

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

medians. The Trustees considered that for the Applied Finance Explorer Fund, net expenses are lower than its peer group and category medians, but that the Fund’s gross expenses and gross advisory fee are higher than its peer group and category medians. With regard to the Applied Finance Select Fund, the Board noted that the Fund’s net expenses are slightly higher than its peer group median and higher than its category median, and that the Fund’s gross expenses and gross advisory fee are higher than both its category and peer group medians. The Board noted that for each Applied Finance Fund, Applied Finance has entered into an expense limitation agreement. The Trustees also considered the overall quality of services provided to the Applied Finance Funds considering the fees and their relative comparisons and determined that those fees could have been negotiated at arms-length in light of the surroundings circumstances.

The Trustees noted the representations of Applied Finance that the investment objective of the Applied Finance Funds and the Applied Finance ETF are the same but noted Applied Finance’s representations that the investment advisory fees charged to each fund are different for numerous reasons. It was noted that the basic nature and management of the Applied Finance ETF and the Applied Finance Funds are completely different in that the Applied Finance ETF publishes a portfolio basket of securities that are then accumulated by authorized participants and exchanged for shares of the Applied Finance ETF, and that this portfolio basket is rebalanced by Applied Finance on a semi-annual basis. It was also noted that the Applied Finance ETF and the Applied Finance Funds have different portfolio compositions, both in substance and the number of securities. Whereas the portfolio of the Applied Finance Funds are actively managed, with daily cash flows, requiring Applied Finance to make daily trading and portfolio structure decisions. Accordingly, the Trustees considered that the advisory fees payable by the Applied Finance Funds and the Applied Finance ETF differ because of the fundamental differences in Applied Finance’s responsibilities to each. The Trustees concluded that the costs of services to be provided and the profits to be realized by Applied Finance were acceptable.

(4)The extent to which economies of scale would be realized as the Applied Finance Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Applied Finance Funds’ investors.

In this regard, the Board considered the Applied Finance Funds’ fee arrangements with Applied Finance, including the expense limitation arrangements in place. The Board determined that although the advisory fee would stay the same as asset levels increased, the shareholders of the Applied Finance Funds would

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

benefit from the expense limitation arrangement for each of the Applied Finance Funds. The Trustees also noted that the Applied Finance Funds would benefit from economies of scale under their agreements with service providers other than Applied Finance. Applied Finance does not consider advisory fee break points as appropriate at this time. Following further discussion of the Applied Finance Funds’ current asset levels, expectations for growth, and levels of fees, the Board determined that the Applied Finance Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangements provided potential savings or protection for the benefit of the Applied Finance Funds’ shareholders.

(5)Possible conflicts of interest and benefits derived by Applied Finance.

In this regard, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Applied Finance Funds; the fact that Applied Finance does not utilize soft dollars; the basis of decisions to buy or sell securities for the Applied Finance Funds; and the substance and administration of Applied Finance’s code of ethics. The Board also considered the affiliations of Applied Finance, including its affiliate that produces and sells investment research, and that it began managing the Applied Finance ETF in 2021. The Board considered and acknowledged Applied Finance’s representations that investments by the Applied Finance Funds in the Applied Finance ETF were not duplicative of the services rendered to the Applied Finance Funds. The Board considered Applied Finance’s management of conflicts of interest that could arise in light of the activities of those affiliates and Applied Finance’s assertion that indirect benefits to Applied Finance may include identification of possible distribution channels, identification of financial advisors that may potentially be interested in the Applied Finance Funds and general increased market exposure by association with the World Funds Trust. Based on the foregoing, the Board determined that Applied Finance’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the AF Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the renewal of the AF Advisory Agreement for another one-year period.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

MORNINGSTAR US SMALL CAP AND LARGE-MID CAP INDEXES

The Funds are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in equities generally or in the Funds in particular or the ability of the Morningstar Indexes to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, administrative services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Applied Finance Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2023 and held for the six months ended April 30, 2024.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Annualized Expense Ratio	Expenses Paid During Period Ended 4/30/24*
Dividend Fund
Institutional Class Actual	$1,000.00	$1,087.09	0.95%	$4.93
Institutional Class Hypothetical**	$1,000.00	$1,020.14	0.95%	$4.77
Investor Class Actual	$1,000.00	$1,086.34	1.20%	$6.22
Investor Class Hypothetical**	$1,000.00	$1,018.90	1.20%	$6.02
Explorer Fund
Institutional Class Actual	$1,000.00	$1,100.55	0.83%	$4.33
Institutional Class Hypothetical**	$1,000.00	$1,020.74	0.83%	$4.17
Investor Class Actual	$1,000.00	$1,100.10	1.08%	$5.64
Investor Class Hypothetical**	$1,000.00	$1,019.49	1.08%	$5.42
Select Fund
Institutional Class Actual	$1,000.00	$1,090.17	0.75%	$3.90
Institutional Class Hypothetical**	$1,000.00	$1,021.13	0.75%	$3.77
Investor Class Actual	$1,000.00	$1,089.39	1.00%	$5.19
Investor Class Hypothetical**	$1,000.00	$1,019.89	1.00%	$5.02

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.

** 5% return before expenses.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Important Disclosure Statements

The prospectuses of the Applied Finance Dividend Fund, the Applied Finance Explorers Fund and the Applied Finance Select Fund (the “Funds”) contain important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus containing this and other important information, please call 800-673-0550 or click here. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Applied Finance Advisors, LLC (the “Advisor”) is the investment advisor for the Funds.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2024, and are subject to change at any time. For most recent information, please call 800-673-0550.

The Advisor waived or reimbursed part of the Funds’ total expenses. Had the Advisor not waived or reimbursed expenses of the Funds, the Funds’ performance would have been lower.

Investment Advisor:

Applied Finance Advisors, LLC

17806 IH 10, Suite 300

San Antonio, Texas 78257

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Fund Administrator, Transfer Agent and Fund Accountant:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Custodian:

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

Legal Counsel:

Practus LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP

Two Liberty Place

50 S 16th St, Suite 2900

Philadelphia, Pennsylvania 19102-2529

ITEM 1.(b). Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(f) The code of ethics is attached hereto as exhibit 13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)   Not applicable.

(a)(3)   At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $57,000 for 2024 and $54,000 for 2023.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $8,550 for 2024 and $8,250 for 2023. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2024 and $0 for 2023.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule filed under Item 1 of the Form.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 5, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: July 5, 2024

* Print the name and title of each signing officer under his or her signature.